35 Segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales revenue	R$ 58,543,494		R$ 52,323,525		R$ 57,999,866
Cost of products sold	(47,331,414)		(45,879,118)		(46,576,657)
Gross profit	11,212,080		6,444,407		11,423,209
Selling, general and distribuition expenses	(4,076,702)		(4,262,434)		(3,614,612)
Results from equity investments	(19,398)		10,218		(888)
Other operating income (expenses), net	(7,187,872)		(2,038,508)		472,509
Operating profit (loss)	(71,892)		153,683		8,280,218
Corporate unit [member]
Disclosure of operating segments [line items]
Net sales revenue
Cost of products sold
Gross profit
Selling, general and distribuition expenses	(1,493,479)	[1]	(1,533,590)	[2]	(1,807,033)	[3]
Results from equity investments
Other operating income (expenses), net	359,071	[1]	1,773,267	[2]
Operating profit (loss)	(1,134,408)	[1]	239,677	[2]	(1,336,792)	[3]
Reporting segments [member]
Disclosure of operating segments [line items]
Net sales revenue	59,433,852		52,238,264		58,212,611
Cost of products sold	(47,910,490)		(45,967,468)		(47,425,291)
Gross profit	11,523,362		6,270,796		10,787,320
Selling, general and distribuition expenses	(2,629,772)		(2,729,808)		(1,798,715)
Other operating income (expenses), net	(7,529,558)		(3,851,078)		311,898
Operating profit (loss)	1,364,032		(310,090)		9,300,503
Reporting segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Net sales revenue	40,794,387		39,142,561		42,078,175
Cost of products sold	(32,498,003)		(35,245,941)		(35,271,203)
Gross profit	8,296,384		3,896,620		6,806,972
Selling, general and distribuition expenses	(1,471,722)		(1,852,908)		(996,754)
Results from equity investments
Other operating income (expenses), net	(7,082,604)		(4,151,901)		(78,912)
Operating profit (loss)	(257,942)		(2,108,189)		5,731,306
Reporting segments [member] | USA and Europe [member]
Disclosure of operating segments [line items]
Net sales revenue	14,638,660		10,044,263		11,725,622
Cost of products sold	(12,337,486)		(8,217,515)		(9,195,745)
Gross profit	2,301,174		1,826,748		2,529,877
Selling, general and distribuition expenses	(721,191)		(525,701)		(464,567)
Results from equity investments
Other operating income (expenses), net	(82,695)		(23,859)		68,734
Operating profit (loss)	1,497,288		1,277,188		2,134,044
Reporting segments [member] | Mexico [member]
Disclosure of operating segments [line items]
Net sales revenue	4,000,805		3,051,440		4,408,814
Cost of products sold	(3,075,001)		(2,504,012)		(2,958,343)
Gross profit	925,804		547,428		1,450,471
Selling, general and distribuition expenses	(436,859)		(351,199)		(337,394)
Results from equity investments
Other operating income (expenses), net	(364,259)		324,682		322,076
Operating profit (loss)	124,686		520,911		1,435,153
Other segments [member]
Disclosure of operating segments [line items]
Net sales revenue	302,374		296,285		292,435
Cost of products sold	(188,350)		(188,335)		(173,608)
Gross profit	114,024		107,950		118,827
Selling, general and distribuition expenses	63,874		40,306		(33,728)
Results from equity investments	(19,398)		10,218		(888)
Other operating income (expenses), net	(320)		4,175		(103)
Operating profit (loss)	158,180		162,649		84,108
Braskem consolidated be for eliminations and reclassifications [member]
Disclosure of operating segments [line items]
Net sales revenue	59,736,226		52,534,549		58,505,046
Cost of products sold	(48,098,840)		(46,155,803)		(47,598,899)
Gross profit	11,637,386		6,378,746		10,906,147
Selling, general and distribuition expenses	(4,059,377)		(4,223,092)		(3,639,476)
Results from equity investments	(19,398)		10,218		(888)
Other operating income (expenses), net	(7,170,807)		(2,073,636)		782,036
Operating profit (loss)	387,804		92,236		8,047,819
Eliminations and reclassifications [member]
Disclosure of operating segments [line items]
Net sales revenue	(1,192,732)		(211,024)		(505,180)
Cost of products sold	767,426		276,685		1,022,242
Gross profit	(425,306)		65,661		517,062
Selling, general and distribuition expenses	(17,325)		(39,342)		24,864
Results from equity investments
Other operating income (expenses), net	(17,065)		35,128		(309,527)
Operating profit (loss)	R$ (459,696)		R$ 61,447		R$ 232,399

[1]	Includes the amount of R$310,557 related to PIS and COFINS tax credits - exclusion of ICMS from the calculation base (Note 10.c).
[2]	Includes the amount of R$1,904,206 million related to PIS and COFINS tax credits - exclusion of ICMS tax from the calculation base (Note 10.c).
[3]	Includes the amount of R$501.357 (R$265,438 in ''Net revenue'' and R$235,919 in ''Other operating income (expenses), net'') related to PIS and COFINS tax credits - exclusion of ICMS from the calculation basis (Note 10.c).